Document And Entity Information	0 Months Ended
Nov. 20, 2013
Document And Entity Information
Document Type	497
Document Period End Date	Oct. 31, 2012
Registrant Name	RYDEX ETF TRUST
Central Index Key	0001208211
Amendment Flag	true
Amendment Description	To comply with the provisions
Document Creation Date	Nov. 20, 2013
Document Effective Date	Nov. 20, 2013
Prospectus Date	Feb. 28, 2013